Subordinated Liabilities - Undated (Parenthetical) (Details) ¥ in Millions, £ in Millions, $ in Millions	Dec. 31, 2020 GBP (£)	Dec. 31, 2020 JPY (¥)	Dec. 31, 2020 USD ($)
6% Callable Perpetual Core Tier One Notes | Barclays Bank PLC [member]
Disclosure of detailed information about borrowings [line items]
Interest rate	6.00%	6.00%	6.00%
Notional amount | £	£ 13
6.86% Callable Perpetual Core Tier One Notes (USD 179m) | Barclays Bank PLC [member]
Disclosure of detailed information about borrowings [line items]
Interest rate	6.86%	6.86%	6.86%
Notional amount			$ 179
5.3304% Step-up Callable Perpetual Reserve Capital Instruments | Barclays Bank PLC [member]
Disclosure of detailed information about borrowings [line items]
Interest rate	5.3304%	5.3304%	5.3304%
Notional amount | £	£ 35
7.125% Undated Subordinated Notes
Disclosure of detailed information about borrowings [line items]
Interest rate	7.125%	7.125%	7.125%
7.125% Undated Subordinated Notes | Barclays Bank PLC [member]
Disclosure of detailed information about borrowings [line items]
Interest rate	7.125%	7.125%	7.125%
6.125% Undated Subordinated Notes | Barclays Bank PLC [member]
Disclosure of detailed information about borrowings [line items]
Interest rate	6.125%	6.125%	6.125%
Junior Undated Floating Rate Notes (USD 38m) | Floating interest rate [member] | Barclays Bank PLC [member]
Disclosure of detailed information about borrowings [line items]
Notional amount			$ 38
Undated Floating Rate Primary Capital Notes Series 1 (USD 167m) | Floating interest rate [member] | Barclays Bank PLC [member]
Disclosure of detailed information about borrowings [line items]
Notional amount			167
Undated Floating Rate Primary Capital Notes Series 2 (USD 295m) | Floating interest rate [member] | Barclays Bank PLC [member]
Disclosure of detailed information about borrowings [line items]
Notional amount			$ 295
9.25% Perpetual Subordinated Bonds (ex-Woolwich PLC) | Barclays Bank PLC [member]
Disclosure of detailed information about borrowings [line items]
Interest rate	9.25%	9.25%	9.25%
9% Permanent Interest Bearing Capital Bonds (GBP 40m) | Barclays Bank PLC [member]
Disclosure of detailed information about borrowings [line items]
Interest rate	9.00%	9.00%	9.00%
Notional amount | £	£ 40
5.03% Reverse Dual Currency Undated Subordinated Loan (JPY 8,000m) | Barclays Bank PLC [member]
Disclosure of detailed information about borrowings [line items]
Interest rate	5.03%	5.03%	5.03%
Notional amount | ¥		¥ 8,000
5% Reverse Dual Currency Undated Subordinated Loan (JPY 12,000m) | Barclays Bank PLC [member]
Disclosure of detailed information about borrowings [line items]
Interest rate	5.00%	5.00%	5.00%
Notional amount | ¥		¥ 12,000